Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Statement of Operations (Details) - USD ($)		2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 21, 2020	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations			$ (10,154,000)		$ (3,559,000)		$ (18,438,000)	$ (7,113,000)	$ (17,392,000)	$ (9,889,000)
Other Nonoperating Income (Expense) [Abstract]
Change in fair value of derivative warrant liabilities							(14,804,000)	54,000	(1,296,000)	(341,000)
Total other (expense) income			(9,000)				(19,000)	(62,000)	(67,000)	(199,000)
Net loss			$ (90,442,000)		$ (2,194,000)		$ (245,360,000)	$ (3,429,000)	$ (30,419,000)	$ (11,467,000)
Basic and diluted weighted average shares outstanding			8,768,051		7,100,668		8,271,509	7,098,016	7,108,389	7,043,575
Basic and diluted net income (loss) per share			$ (10.31)		$ (0.31)		$ (29.66)	$ (0.48)	$ (4.28)	$ (1.64)
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations		$ (41,854)	$ (677,551)			$ (708,829)	$ (923,151)
Other Nonoperating Income (Expense) [Abstract]
Change in fair value of derivative warrant liabilities	$ (19,500,000)		(6,110,830)			(1,854,400)	3,370,040
Financing costs—derivative warrant liabilities		(735,490)				(735,490)
Gain on marketable securities (net), and dividends held in Trust Account			3,775			4,454	7,468
Total other (expense) income		(735,490)				(2,585,436)
Net loss		(777,344)	(6,784,606)	$ 9,238,963		(3,294,265)	2,454,357
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations		(41,854)				(708,829)
Other Nonoperating Income (Expense) [Abstract]
Change in fair value of derivative warrant liabilities						0
Financing costs—derivative warrant liabilities						0
Gain on marketable securities (net), and dividends held in Trust Account						4,454
Total other (expense) income						4,454
Net loss		(41,854)				(704,375)
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Change in fair value of derivative warrant liabilities						(1,854,400)
Financing costs—derivative warrant liabilities		(735,490)				(735,490)
Total other (expense) income		(735,490)				(2,589,890)
Net loss		$ (735,490)				(2,589,890)
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Net loss			$ 3,293			$ 3,841	$ 6,514
Basic and diluted weighted average shares outstanding		21,810,415	22,474,838			21,719,426	22,024,254
Basic and diluted net income (loss) per share			$ 0			$ 0.00	$ 0
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding						23,734,800
Basic and diluted net income (loss) per share						$ 0.00
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding		6,732,994				8,310,766
Basic and diluted net income (loss) per share		$ (0.12)				$ (0.40)
Common Class B [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding		6,437,865				7,052,256
Basic and diluted net income (loss) per share		$ (0.01)				$ (0.10)